MORGAN STANLEY DEAN WITTER VALUE-ADDED
MARKET SERIES -- EQUITY PORTFOLIO                        Two World Trade Center
LETTER TO THE SHAREHOLDERS December 31, 1998           New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio for the six-month period ended December 31, 1998.

Investors in the equity market were taken on a wild ride in 1998. After soaring to a record high of 9,338 in July, the Dow plunged nearly 1,800 points by the end of August. Several factors combined to drag down the price of stocks, including a slowdown in profits growth, the persistent Asian contagion, Russia's debt default and devaluation of the ruble, the worsening White House scandal and the collapse of a major hedge fund. Fortunately, the steadying influence of the Goldilocks economy -- an environment that is neither too hot nor too cold, allowing for economic expansion with low inflation -- pulled the market out of its summer slump.

During 1998 the top 50 stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500), which comprise about 50 percent of the total market capitalization of the index, represented more than 80 percent of the S&P 500's total return. Large-cap growth companies such as Microsoft, Lucent, Wal-Mart, IBM, Cisco, Dell and MCI Worldcom were the market leaders in 1998. Even though the Fund includes all these companies, their share in the Fund is much smaller than the portion of the Index they represent.

Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio invests in substantially all of the stocks included in the S&P 500. Unlike that index, however, the Fund weights all the stock positions equally. The small- and medium-capitalized companies in the index, therefore, make up a greater portion of the portfolio compared to the index. In addition, the Fund is overrepresented in the cyclical and utilities sectors and underrepresented in the healthcare and technology sectors, relative to the capitalization-weighted S&P 500, as a result of the Fund's strategy.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS December 31, 1998, continued

PERFORMANCE AND PORTFOLIO

For the six months ending December 31, 1998, Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio Class B gained 0.05 percent, while the S&P 500 rose 9.24 percent. The Fund's Class A, C and D shares returned 0.36 percent, --0.01 percent, and 0.50 percent, respectively, for the same time period. For calendar year 1998 the Fund's Class B shares gained 11.22 percent. Since its inception on December 1, 1987, the Fund has provided an average annual total return of 15.46 percent.


LOOKING AHEAD

Many observers anticipate a slight moderation in the pace of economic activity during the first half of 1999, with no major adverse surprises in the rate of inflation. Further, the current relatively low interest rates may support a small-cap rally. What's more, the small-cap segment of the market appears to be undervalued and may offer greater growth potential than the broader market over the long term. Such a scenario would bode well for the Fund, because its returns have historically been strong during periods, such as 1991 through 1993, when small-cap stocks have outperformed larger ones.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio and look forward to continuing to serve your financial needs and objectives.

Very truly yours,



/s/ CHARLES A. FIUMEFREDDO
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited)




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    COMMON STOCKS (99.9%)
                    Accident & Health Insurance (0.6%)
  63,000            Provident Companies, Inc. ............   $    2,614,500
  75,600            Torchmark Corp. ......................        2,669,625
  58,000            UNUM Corp. ...........................        3,385,750
                                                             --------------
                                                                  8,669,875
                                                             --------------
                    Advertising (0.4%)
  43,000            Interpublic Group of Companies,
                       Inc. ..............................        3,429,250
  62,300            Omnicom Group, Inc. ..................        3,613,400
                                                             --------------
                                                                  7,042,650
                                                             --------------
                    Aerospace (0.7%)
  83,000            Boeing Co. ...........................        2,707,875
  32,000            Lockheed Martin Corp. ................        2,712,000
  41,000            Northrop Grumman Corp. ...............        2,998,125
  31,000            United Technologies Corp. ............        3,371,250
                                                             --------------
                                                                 11,789,250
                                                             --------------
                    Air Freight/Delivery Services (0.2%)
  38,000            FDX Corp.* ...........................        3,382,000
                                                             --------------
                    Airlines (0.8%)
  45,000            AMR Corp.* ...........................        2,671,875
  55,420            Delta Air Lines, Inc. ................        2,881,840
154,000             Southwest Airlines Co. ...............        3,455,375
 55,000             US Airways Group Inc.* ...............        2,860,000
                                                             --------------
                                                                 11,869,090
                                                             --------------
                    Alcoholic Beverages (0.9%)
 51,000             Anheuser-Busch Companies, Inc.........        3,346,875
 47,000             Brown-Forman Corp. (Class B) .........        3,557,312
 65,000             Coors (Adolph) Co. (Class B) .........        3,668,437
 93,670             Fortune Brands, Inc. .................        2,962,314
                                                             --------------
                                                                 13,534,938
                                                             --------------
                    Aluminum (0.6%)
111,000             Alcan Aluminium Ltd. (Canada) ........        3,003,937
 45,400             Aluminum Co. of America ..............        3,385,137
 58,400             Reynolds Metals Co. ..................        3,076,950
                                                             --------------
                                                                  9,466,024
                                                             --------------
                    Apparel (0.8%)
224,000             Fruit of the Loom, Inc.
                    (Class A)* ...........................        3,094,000
 89,000             Liz Claiborne, Inc. ..................        2,809,063


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
145,000             Russell Corp. ........................   $    2,945,313
 65,510             VF Corp. .............................        3,070,781
                                                             --------------
                                                                 11,919,157
                                                             --------------
                    Auto Parts: O.E.M. (0.8%)
 69,922             Dana Corp. ...........................        2,858,062
 40,310             Eaton Corp. ..........................        2,849,413
 58,000             Johnson Controls, Inc. ...............        3,422,000
 59,480             TRW, Inc. ............................        3,342,032
                                                             --------------
                                                                 12,471,507
                                                             --------------
                    Automotive Aftermarket (0.6%)
148,050             Cooper Tire & Rubber Co. .............        3,025,772
 91,710             Genuine Parts Co. ....................        3,066,553
 56,000             Goodyear Tire & Rubber Co. ...........        2,824,500
                                                             --------------
                                                                  8,916,825
                                                             --------------
                    Biotechnology (0.2%)
 33,000             Amgen Inc.* ..........................        3,448,500
                                                             --------------
                    Books/Magazine (0.4%)
 59,470             Harcourt General, Inc. ...............        3,163,061
 82,600             Meredith Corp. .......................        3,128,475
                                                             --------------
                                                                  6,291,536
                                                             --------------
                    Broadcasting (0.4%)
110,820             CBS Corp.* ...........................        3,629,355
 63,000             Clear Channel Communications,
                       Inc.* .............................        3,433,500
                                                             --------------
                                                                  7,062,855
                                                             --------------
                    Building Materials (0.2%)
 91,740             Owens Corning ........................        3,251,036
                                                             --------------
                    Building Materials/DIY Chains (0.4%)
 55,000             Home Depot, Inc. .....................        3,365,313
 66,000             Lowe's Companies, Inc. ...............        3,378,375
                                                             --------------
                                                                  6,743,688
                                                             --------------
                    Building Products (0.6%)
 47,360             Armstrong World Industries, Inc.......        2,856,400
 57,440             Georgia-Pacific Corp. ................        3,363,830
121,000             Masco Corp. ..........................        3,478,750
                                                             --------------
                                                                  9,698,980
                                                             --------------
                    Cable Television (0.7%)
 58,000             Comcast Corp. (Class A Special) ......        3,403,875
 73,610             MediaOne Group Inc.* .................        3,459,670

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
 62,000             Tele-Communications, Inc.
                      (Class A)* .........................   $    3,429,375
                                                             --------------
                                                                 10,292,920
                                                             --------------
                    Casino/Gambling (0.4%)
180,000             Harrah's Entertainment, Inc.* ........        2,823,750
194,000             Mirage Resorts, Inc.* ................        2,897,875
                                                             --------------
                                                                  5,721,625
                                                             --------------
                    Cellular Telephone (0.6%)
 50,000             AirTouch Communications, Inc.*........        3,606,250
133,000             Nextel Communications, Inc.
                    (Class A)* ...........................        3,142,125
115,000             Sprint Corp. (PCS Group)* ............        2,659,375
                                                             --------------
                                                                  9,407,750
                                                             --------------
                    Clothing/Shoe/Accessory Stores (0.9%)
 58,000             Gap, Inc. (The) ......................        3,262,500
109,870             Limited (The), Inc. ..................        3,199,964
 92,800             Nordstrom, Inc. ......................        3,219,000
119,000             TJX Companies, Inc. ..................        3,451,000
258,000             Venator Group, Inc.* .................        1,660,875
                                                             --------------
                                                                 14,793,339
                                                             --------------
                    Computer Communications (0.8%)
 71,000             3Com Corp.* ..........................        3,181,687
 51,000             Ascend Communications, Inc.* .........        3,353,250
332,000             Cabletron Systems, Inc.* .............        2,780,500
 36,000             Cisco Systems, Inc.* .................        3,341,250
                                                             --------------
                                                                 12,656,687
                                                             --------------
                    Computer Software (1.8%)
 75,630             Adobe Systems, Inc. ..................        3,535,702
 82,600             Autodesk, Inc. .......................        3,520,825
 62,000             BMC Software, Inc.* ..................        2,762,875
 65,000             Computer Associates
                       International, Inc. ...............        2,770,625
 24,000             Microsoft Corp.* .....................        3,325,500
184,500             Novell, Inc.* ........................        3,344,062
 76,000             Oracle Corp.* ........................        3,277,500
175,000             Parametric Technology Corp.* .........        2,843,750
141,700             PeopleSoft, Inc.* ....................        2,674,587
                                                             --------------
                                                                 28,055,426
                                                             --------------
                    Computer/Video Chains (0.4%)
 68,000             Circuit City Stores, Inc. ............        3,395,750
 63,490             Tandy Corp. ..........................        2,614,994
                                                             --------------
                                                                  6,010,744
                                                             --------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Construction/Ag Equip/Trucks (1.3%)
131,000             Case Corp. ...........................   $    2,857,437
 63,000             Caterpillar, Inc. ....................        2,898,000
 78,000             Cummins Engine Co., Inc. .............        2,769,000
 85,000             Deere & Co. ..........................        2,815,625
 31,000             NACCO Industries, Inc. (Class A)......        2,852,000
113,850             Navistar International Corp.* ........        3,244,725
 69,000             PACCAR, Inc. .........................        2,820,375
                                                             --------------
                                                                 20,257,162
                                                             --------------
                    Consumer Electronics/Appliances (0.4%)
 52,000             Maytag Corp. .........................        3,237,000
 53,410             Whirlpool Corp. ......................        2,957,579
                                                             --------------
                                                                  6,194,579
                                                             --------------
                    Consumer Specialties (0.2%)
135,050             Jostens, Inc. ........................        3,536,622
                                                             --------------
                    Consumer Sundries (0.2%)
 73,580             American Greetings Corp.
                      (Class A) ..........................        3,021,379
                                                             --------------
                    Containers/Packaging (1.2%)
 80,000             Ball Corp. ...........................        3,660,000
 76,000             Bemis Company, Inc. ..................        2,883,250
 90,000             Crown Cork & Seal Co., Inc. ..........        2,773,125
 96,000             Owens-Illinois, Inc.* ................        2,940,000
 68,000             Sealed Air Corp.* ....................        3,472,250
 60,450             Temple-Inland, Inc. ..................        3,585,441
                                                             --------------
                                                                 19,314,066
                                                             --------------
                    Contract Drilling (0.4%)
148,000             Helmerich & Payne, Inc. ..............        2,867,500
277,000             Rowan Companies, Inc.* ...............        2,770,000
                                                             --------------
                                                                  5,637,500
                                                             --------------
                    Department Stores (1.2%)
 96,000             Dillard's, Inc. (Class A) ............        2,724,000
 75,000             Federated Department Stores,
                      Inc.* ..............................        3,267,187
 54,000             Kohl's Corp.* ........................        3,317,625
 55,440             May Department Stores Co. ............        3,347,190
 58,000             Penney (J.C.) Co., Inc. ..............        2,718,750
 67,000             Sears, Roebuck & Co. .................        2,847,500
                                                             --------------
                                                                 18,222,252
                                                             --------------
                    Discount Chains (1.2%)
132,000             Consolidated Stores Corp.* ...........        2,664,750
 45,000             Costco Companies, Inc.* ..............        3,248,438

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
 67,000             Dayton Hudson Corp. ..................   $    3,634,750
114,000             Dollar General Corp. .................        2,693,250
196,000             Kmart Corp.* .........................        3,001,250
 42,000             Wal-Mart Stores, Inc. ................        3,420,375
                                                             --------------
                                                                 18,662,813
                                                             --------------
                    Diversified Commercial Services (0.2%)
 52,000             Paychex, Inc. ........................        2,674,750
                                                             --------------
                    Diversified Electronic Products (0.4%)
 77,530             Harris Corp. .........................        2,839,536
 67,500             Rockwell International Corp. .........        3,277,969
                                                             --------------
                                                                  6,117,505
                                                             --------------
                    Diversified Financial Services (0.7%)
 33,240             American Express Co. .................        3,398,790
 47,000             Providian Financial Corp. ............        3,525,000
 29,240             Transamerica Corp. ...................        3,377,220
                                                             --------------
                                                                 10,301,010
                                                             --------------
                    Diversified Manufacturing (2.1%)
 97,000             Aeroquip-Vickers, Inc. ...............        2,903,938
142,000             Allegheny Teledyne Inc. ..............        2,902,125
 76,620             AlliedSignal, Inc. ...................        3,395,224
 58,450             Cooper Industries, Inc. ..............        2,787,334
 50,000             Danaher Corp. ........................        2,715,625
 92,700             Dover Corp. ..........................        3,395,138
 52,000             FMC Corp.* ...........................        2,912,000
 86,000             ITT Industries, Inc. .................        3,418,500
 38,290             Minnesota Mining &
                    Manufacturing Co. ....................        2,723,376
162,000             Thermo Electron Corp.* ...............        2,743,875
 46,000             Tyco International Ltd. ..............        3,470,125
                                                             --------------
                                                                 33,367,260
                                                             --------------
                    Drug Store Chain (0.9%)
 62,000             CVS Corp. ............................        3,410,000
 92,200             Longs Drug Stores Corp. ..............        3,457,500
 71,000             Rite Aid Corp. .......................        3,518,938
 57,000             Walgreen Co. .........................        3,338,062
                                                             --------------
                                                                 13,724,500
                                                             --------------
                    E.D.P. Peripherals (0.4%)
 43,000             EMC Corp.* ...........................        3,655,000
110,000             Seagate Technology, Inc.* ............        3,327,500
                                                             --------------
                                                                  6,982,500
                                                             --------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    E.D.P. Services (1.1%)
 41,000             Automatic Data Processing, Inc. ......   $    3,287,687
 50,000             Ceridian Corp.* ......................        3,490,625
 53,420             Computer Sciences Corp.* .............        3,442,251
 63,000             Electronic Data Systems Corp. ........        3,165,750
103,800             First Data Corp. .....................        3,289,162
                                                             --------------
                                                                 16,675,475
                                                             --------------
                    Electric Utilities (5.8%)
 58,000             AES Corp. (The)* .....................        2,747,750
 81,670             Ameren Corp. .........................        3,486,288
 68,520             American Electric Power Co. ..........        3,224,723
100,830             Baltimore Gas & Electric Co. .........        3,113,126
 72,000             Carolina Power & Light Co. ...........        3,388,500
119,960             Central & South West Corp. ...........        3,291,403
 91,740             CINergy Corp. ........................        3,153,562
 64,000             Consolidated Edison, Inc. ............        3,384,000
 70,000             Dominion Resources, Inc. .............        3,272,500
 77,000             DTE Energy Co. .......................        3,301,375
 51,460             Duke Power Co. .......................        3,296,656
116,940             Edison International .................        3,259,703
109,940             Entergy Corp. ........................        3,421,882
105,870             FirstEnergy Corp. ....................        3,447,392
 48,440             FPL Group, Inc. ......................        2,985,115
 76,000             GPU, Inc. ............................        3,358,250
105,000             Houston Industries, Inc. .............        3,373,125
 55,000             New Century Energies, Inc. ...........        2,681,250
214,800             Niagara Mohawk Power Corp.* ..........        3,463,650
115,940             Northern States Power Co. ............        3,217,335
144,050             PacifiCorp ...........................        3,034,053
 83,000             PECO Energy Co. ......................        3,454,875
105,860             PG & E Corp. .........................        3,334,590
118,800             PP&L Resources, Inc. .................        3,311,550
 86,000             Public Service Enterprise Group,
                       Inc. ..............................        3,440,000
116,000             Southern Co. .........................        3,371,250
 73,000             Texas Utilities Co. ..................        3,408,188
 90,000             Unicom Corp. .........................        3,470,625
                                                             --------------
                                                                 91,692,716
                                                             --------------
                    Electrical Products (0.6%)
 51,390             Emerson Electric Co. .................        3,215,087
102,670             Raychem Corp. ........................        3,317,524
 66,490             Thomas & Betts Corp. .................        2,879,848
                                                             --------------
                                                                  9,412,459
                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                              VALUE
-----------------                                                  -------------------
                    Electronic Components (0.2%)
 68,000             AMP, Inc. ..................................   $    3,540,250
                                                                   --------------
                    Electronic Data Processing (2.1%)
 86,000             Apple Computer, Inc.* ......................        3,520,625
 85,000             COMPAQ Computer Corp. ......................        3,564,687
174,000             Data General Corp.* ........................        2,860,125
 46,000             Dell Computer Corp.* .......................        3,366,625
 61,000             Gateway 2000, Inc.* ........................        3,122,437
 50,000             Hewlett-Packard Co. ........................        3,415,625
 18,000             International Business
                       Machines Corp. ..........................        3,325,500
258,900             Silicon Graphics, Inc.* ....................        3,333,337
 40,000             Sun Microsystems, Inc.* ....................        3,422,500
 95,000             Unisys Corp.* ..............................        3,271,562
                                                                   --------------
                                                                       33,203,023
                                                                   --------------
                    Electronic Production Equipment (0.4%)
 77,000             Applied Materials, Inc.* ...................        3,286,938
 80,000             KLA-Tencor Corp.* ..........................        3,470,000
                                                                   --------------
                                                                        6,756,938
                                                                   --------------
                    Engineering & Construction (0.4%)
 73,530             Fluor Corp. ................................        3,129,621
219,000             Foster Wheeler Corp. .......................        2,888,062
                                                                   --------------
                                                                        6,017,683
                                                                   --------------
                    Environmental Services (0.4%)
 91,000             Browning-Ferris Industries, Inc. ...........        2,587,812
 72,118             Waste Management, Inc. .....................        3,362,502
                                                                   --------------
                                                                        5,950,314
                                                                   --------------
                    Farming/Seeds/Milling (0.4%)
171,360             Archer-Daniels-Midland Co. .................        2,945,250
 99,000             Pioneer Hi-Bred
                       International, Inc. .....................        2,673,000
                                                                   --------------
                                                                        5,618,250
                                                                   --------------
                    Finance Companies (1.6%)
 80,000             Associates First Capital Corp.
                       (Class A) ...............................        3,390,000
 22,000             Capital One Financial Corp. ................        2,530,000
 70,540             Countrywide Credit
                       Industries, Inc. ........................        3,540,226
 45,000             Fannie Mae .................................        3,330,000
 52,000             Freddie Mac ................................        3,350,750
 77,500             Household International, Inc. ..............        3,070,937


    NUMBER OF
      SHARES                                                              VALUE
-----------------                                                  -------------------
139,000             MBNA Corp. .................................   $    3,466,312
 57,000             SLM Holding Corp. ..........................        2,736,000
                                                                   --------------
                                                                       25,414,225
                                                                   --------------
                    Financial Publishing/Services (0.6%)
100,800             Dun & Bradstreet Corp. .....................        3,181,500
 85,000             Equifax, Inc. ..............................        2,905,937
 33,000             McGraw-Hill, Inc. ..........................        3,361,875
                                                                   --------------
                                                                        9,449,312
                                                                   --------------
                    Fluid Controls (0.2%)
 83,260             Parker-Hannifin Corp. ......................        2,726,765
                                                                   --------------
                    Food Chains (1.4%)
 52,000             Albertson's, Inc. ..........................        3,311,750
 95,000             American Stores Co. ........................        3,509,062
 46,000             Fred Meyer, Inc.* ..........................        2,771,500
106,860             Great Atlantic & Pacific Tea
                       Co., Inc. ...............................        3,165,727
 57,000             Kroger Co.* ................................        3,448,500
 45,000             Safeway, Inc.* .............................        2,742,188
 73,540             Winn-Dixie Stores, Inc. ....................        3,300,108
                                                                   --------------
                                                                       22,248,835
                                                                   --------------
                    Food Distributors (0.4%)
129,000             Supervalu, Inc. ............................        3,612,000
120,000             Sysco Corp. ................................        3,292,500
                                                                   --------------
                                                                        6,904,500
                                                                   --------------
                    Forest Products (0.4%)
151,000             Louisiana-Pacific Corp. ....................        2,765,188
 64,000             Weyerhaeuser Co. ...........................        3,252,000
                                                                        6,017,188
                                                                   --------------
                    Home Building (0.8%)
 76,000             Centex Corp. ...............................        3,424,750
 91,000             Fleetwood Enterprises, Inc. ................        3,162,250
110,830             Kaufman & Broad Home Corp. .................        3,186,362
119,850             Pulte Corp. ................................        3,333,328
                                                                   --------------
                                                                       13,106,690
                                                                   --------------
                    Home Furnishings (0.7%)
 73,000             National Service Industries, Inc. ..........        2,774,000
 73,600             Newell Co. .................................        3,036,000
103,000             Rubbermaid, Inc. ...........................        3,238,062
166,000             Tupperware Corp. ...........................        2,728,625
                                                                   --------------
                                                                       11,776,687
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               -------------------
                    Hospital/Nursing Management (0.5%)
117,000             Columbia/HCA Healthcare Corp. ...........   $    2,895,750
 91,700             HCR Manor Care, Inc.* ...................        2,693,687
105,720             Tenet Healthcare Corp.* .................        2,775,150
                                                                --------------
                                                                     8,364,587
                                                                --------------
                    Hotels/Resorts (0.5%)
 56,000             Carnival Corp. (Class A) ................        2,688,000
134,000             Hilton Hotels Corp. .....................        2,562,750
102,720             Marriott International, Inc. ............        2,978,880
                                                                --------------
                                                                     8,229,630
                                                                --------------
                    Industrial Machinery/Components (0.8%)
262,900             Harnischfeger Industries, Inc. ..........        2,678,294
 54,460             Illinois Tool Works Inc. ................        3,158,680
 75,060             Ingersoll-Rand Co. ......................        3,523,129
140,000             Milacron, Inc. ..........................        2,695,000
                                                                --------------
                                                                    12,055,103
                                                                --------------
                    Industrial Specialties (0.6%)
 93,000             Ecolab, Inc. ............................        3,365,438
116,690             Millipore Corp. .........................        3,318,372
133,000             Pall Corp. ..............................        3,366,563
                                                                --------------
                                                                    10,050,373
                                                                --------------
                    Insurance Brokers/Services (0.4%)
 51,380             AON Corp. ...............................        2,845,167
 58,935             Marsh & McLennan
                       Companies, Inc. ......................        3,444,014
                                                                --------------
                                                                     6,289,181
                                                                --------------
                    Integrated Oil Companies (2.1%)
 61,440             Amerada Hess Corp. ......................        3,056,640
 55,000             Amoco Corp. .............................        3,320,625
 41,340             Atlantic Richfield Co. ..................        2,697,435
 40,330             Chevron Corp. ...........................        3,344,869
 44,000             Exxon Corp.* ............................        3,217,500
 73,000             Kerr-McGee Corp. ........................        2,792,250
 37,000             Mobil Corp. .............................        3,223,625
 64,580             Phillips Petroleum Co. ..................        2,752,723
 56,460             Royal Dutch Petroleum Co. (ADR)
                       (Netherlands) ........................        2,703,023
 58,470             Texaco, Inc. ............................        3,091,601
 97,000             Unocal Corp. ............................        2,831,187
                                                                --------------
                                                                    33,031,478
                                                                --------------


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               -------------------
                    Investment Bankers/Brokers/
                       Services (0.9%)
 76,000             Bear Stearns Companies, Inc. ............   $    2,840,500
 61,000             Lehman Brothers Holdings, Inc. ..........        2,687,812
 44,000             Merrill Lynch & Co., Inc. ...............        2,937,000
 41,170             Morgan  Stanley  Dean  Witter  &      Co.        2,923,070
 61,000             Schwab (CHARLES) Corp. ..................        3,427,438
                                                                --------------
                                                                    14,815,820
                                                                --------------
                    Investment Managers (0.2%)
 75,000             Franklin Resources, Inc. ................        2,400,000
                                                                --------------
                    Life Insurance (0.8%)
 42,000             American General Corp. ..................        3,276,000
 99,683             Conseco, Inc. ...........................        3,046,562
 43,000             Jefferson-Pilot Corp. ...................        3,225,000
 40,000             SunAmerica Inc. .........................        3,245,000
                                                                --------------
                                                                    12,792,562
                                                                --------------
                    Major Banks (5.0%)
 86,000             Bank of New York Co., Inc. ..............        3,461,500
 68,000             Bank One Corp. ..........................        3,472,250
 58,000             BankAmerica Corp. .......................        3,487,250
 73,000             BankBoston Corp. ........................        2,842,438
 38,100             Bankers Trust New York Corp. ............        3,255,169
 87,000             BB&T Corp. ..............................        3,507,188
 48,000             Chase Manhattan Corp. ...................        3,267,000
 67,000             Citigroup, Inc. .........................        3,316,500
 52,890             Comerica, Inc. ..........................        3,606,437
 56,000             First Union Corp. .......................        3,405,500
 76,000             Fleet Financial Group, Inc. .............        3,396,250
106,403             Huntington Bancshares, Inc. .............        3,198,740
 89,740             KeyCorp .................................        2,871,680
 49,000             Mellon Bank Corp. .......................        3,368,750
 27,230             Morgan (J.P.) & Co., Inc. ...............        2,860,852
 46,000             National City Corp. .....................        3,335,000
 58,460             PNC Bank Corp. ..........................        3,164,147
 67,000             Republic New York Corp. .................        3,052,687
 47,000             State Street Corp. ......................        3,269,437
 70,520             Summit Bancorp. .........................        3,080,842
 44,340             SunTrust Banks, Inc. ....................        3,392,010
 81,660             U.S. Bancorp ............................        2,898,930
 34,000             Wachovia Corp. ..........................        2,972,875
 90,000             Wells Fargo & Co. .......................        3,594,375
                                                                --------------
                                                                    78,077,807
                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                -------------------
                    Major Chemicals (1.3%)
  30,000            Dow Chemical Co. .........................   $    2,728,125
  47,000            Du Pont (E.I.) de Nemours &
                    Co., Inc. ................................        2,493,938
  63,000            Eastman Chemical Co. .....................        2,819,250
  98,000            Hercules, Inc. ...........................        2,682,750
  68,000            Monsanto Co. .............................        3,230,000
  96,840            Rohm & Haas Co. ..........................        2,917,305
  71,540            Union Carbide Corp. ......................        3,040,450
                                                                 --------------
                                                                     19,911,818
                                                                 --------------
                    Major Pharmaceuticals (2.4%)
  69,000            Abbott Laboratories ......................        3,381,000
  61,560            American Home Products Corp. .............        3,466,598
  55,460            Baxter International, Inc. ...............        3,566,771
  26,000            Bristol-Myers Squibb Co. .................        3,479,125
  39,000            Johnson & Johnson ........................        3,271,125
  38,000            Lilly (Eli) & Co. ........................        3,377,250
  23,000            Merck & Co., Inc. ........................        3,396,813
  27,000            Pfizer, Inc. .............................        3,386,812
  60,000            Pharmacia & Upjohn, Inc. .................        3,397,500
  60,000            Schering-Plough Corp. ....................        3,315,000
  48,000            Warner-Lambert Co. .......................        3,609,000
                                                                 --------------
                                                                     37,646,994
                                                                 --------------
                    Major U.S. Telecommunications (2.2%)
  56,000            ALLTEL Corp. .............................        3,349,500
  54,000            Ameritech Corp. ..........................        3,422,250
  43,000            AT&T Corp. ...............................        3,235,750
  57,000            Bell Atlantic Corp. ......................        3,238,313
  72,000            BellSouth Corp. ..........................        3,591,000
  50,000            GTE Corp. ................................        3,371,875
  46,000            MCI WorldCom, Inc.* ......................        3,300,500
  65,000            SBC Communications, Inc. .................        3,485,625
  42,000            Sprint Corp. (FON Group) .................        3,533,250
  52,000            U.S. West, Inc. ..........................        3,360,500
                                                                 --------------
                                                                     33,888,563
                                                                 --------------
                    Managed Health Care (0.5%)
  39,000            Aetna Inc. ...............................        3,066,375
 142,000            Humana, Inc.* ............................        2,529,375
  60,000            United Healthcare Corp. ..................        2,583,750
                                                                 --------------
                                                                      8,179,500
                                                                 --------------
                    Meat/Poultry/Fish (0.2%)
102,910             ConAgra, Inc. ............................        3,241,665
                                                                 --------------


    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                -------------------
                    Medical Equipment & Supplies (0.2%)
 44,000             Medtronic, Inc. ..........................   $    3,267,000
                                                                 --------------
                    Medical Specialties (1.9%)
 65,000             ALZA Corp. (Class A)* ....................        3,396,250
 70,000             Bard (C.R.), Inc. ........................        3,465,000
 58,000             Bausch & Lomb, Inc. ......................        3,480,000
 82,700             Becton, Dickinson & Co. ..................        3,530,256
 86,000             Biomet, Inc. .............................        3,456,125
120,000             Boston Scientific Corp.* .................        3,217,500
 32,000             Guidant Corp. ............................        3,528,000
104,900             Mallinckrodt Group, Inc. .................        3,232,231
 97,000             St. Jude Medical, Inc.* ..................        2,685,688
                                                                 --------------
                                                                     29,991,050
                                                                 --------------
                    Medical/Dental Distributors (0.2%)
 46,000             Cardinal Health, Inc. ....................        3,490,250
                                                                 --------------
                    Medical/Nursing Services (0.2%)
208,000             Healthsouth Corp.* .......................        3,211,000
                                                                 --------------
                    Metals Fabrications (0.2%)
150,000             Timken Co. ...............................        2,831,250
                                                                 --------------
                    Mid-Sized Banks (1.2%)
 48,000             Fifth Third Bancorp ......................        3,423,000
 63,480             Mercantile Bancorporation, Inc. ..........        2,928,015
 40,350             Northern Trust Corp. .....................        3,520,538
 66,000             Regions Financial Corp. ..................        2,660,625
138,640             Synovus Financial Corp. ..................        3,379,350
 60,000             Union Planters Corp. .....................        2,718,750
                                                                 --------------
                                                                     18,630,278
                                                                 --------------
                    Military/Gov't/Technical (0.6%)
123,600             EG & G, Inc. .............................        3,437,625
 55,000             General Dynamics Corp. ...................        3,224,375
 56,470             Raytheon Co. (Class B) ...................        3,007,028
                                                                 --------------
                                                                      9,669,028
                                                                 --------------
                    Motor Vehicles (0.4%)
 58,450             Ford Motor Co. ...........................        3,430,284
 47,000             General Motors Corp. .....................        3,363,438
                                                                 --------------
                                                                      6,793,722
                                                                 --------------
                    Movies/Entertainment (1.1%)
122,000             King World Productions Inc.* .............        3,591,375
 90,660             Seagram Co. Ltd. (Canada) ................        3,445,080
 54,000             Time Warner, Inc. ........................        3,351,375

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
 47,000            Viacom, Inc. (Class B)* ................   $    3,478,000
 96,720            Walt Disney Co. ........................        2,901,600
                                                               --------------
                                                                   16,767,430
                                                               --------------
                    Multi-Line Insurance (1.2%)
 70,560             Allstate Corp. .........................        2,725,380
 33,000             American International Group,
                      Inc. .................................        3,188,625
 42,000             CIGNA Corp. ............................        3,247,125
 62,000             Hartford Financial Services
                      Group, Inc. ..........................        3,402,250
 39,330             Lincoln National Corp. .................        3,217,685
 66,500             SAFECO Corp. ...........................        2,855,344
                                                               --------------
                                                                   18,636,409
                                                               --------------
                    Multi-Sector Companies (1.4%)
104,355             Crane Co. ..............................        3,150,217
 33,000             General Electric Co. ...................        3,368,063
 43,330             Honeywell, Inc. ........................        3,263,291
 33,000             Loews Corp. ............................        3,242,250
108,000             McDermott International, Inc. ..........        2,666,250
 82,620             Tenneco, Inc. ..........................        2,814,244
 45,980             Textron, Inc. ..........................        3,491,606
                                                               --------------
                                                                   21,995,921
                                                               --------------
                    Natural Gas Distribution (1.2%)
 53,000             Consolidated Natural Gas Co. ...........        2,862,000
 77,000             Eastern Enterprises ....................        3,368,750
 79,630             Nicor Inc. .............................        3,364,368
 83,720             ONEOK, Inc. ............................        3,024,385
 85,000             Peoples Energy Corp. ...................        3,389,375
127,371             Sempra Energy ..........................        3,232,039
                                                               --------------
                                                                   19,240,917
                                                               --------------
                    Newspapers (1.2%)
 61,500             Dow Jones & Co., Inc. ..................        2,959,687
 51,420             Gannett Co., Inc. ......................        3,403,361
 57,460             Knight-Ridder, Inc. ....................        2,937,642
 94,760             New York Times Co. (Class A) ...........        3,286,988
 50,940             Times Mirror Co. (Class A) .............        2,852,640
 52,400             Tribune Co. ............................        3,458,400
                                                               --------------
                                                                   18,898,718
                                                               --------------
                    Office Equipment/Supplies (0.6%)
 64,000             Avery Dennison Corp. ...................        2,884,000
 52,000             Pitney Bowes, Inc. .....................        3,435,250
 28,000             Xerox Corp. ............................        3,304,000
                                                               --------------
                                                                    9,623,250
                                                               --------------


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
                    Oil & Gas Production (1.0%)
 96,800             Anardarko Petroleum Corp. ..............   $    2,988,700
109,900             Apache Corp. ...........................        2,781,844
 74,000             Burlington Resources, Inc. .............        2,650,125
156,000             Occidental Petroleum Corp. .............        2,632,500
204,000             Oryx Energy Co.* .......................        2,741,250
301,000             Union Pacific Resources Group,
                    Inc. ...................................        2,727,813
                                                               --------------
                                                                   16,522,232
                                                               --------------
                    Oil Refineries/Marketing (0.6%)
 58,000             Ashland, Inc. ..........................        2,805,750
 87,000             Sunoco Inc. ............................        3,137,438
 94,000             USX-Marathon Group .....................        2,831,750
                                                               --------------
                                                                    8,774,938
                                                               --------------
                    Oil/Gas Transmission (1.0%)
 95,000             Coastal Corp. ..........................        3,319,063
 60,500             Columbia Energy Group, Inc. ............        3,493,875
 61,000             Enron Corp. ............................        3,480,813
101,000             Sonat, Inc. ............................        2,733,312
108,870             Williams Companies, Inc. ...............        3,395,383
                                                               --------------
                                                                   16,422,446
                                                               --------------
                    Oilfield Services/Equipment (0.6%)
158,700             Baker Hughes, Inc. .....................        2,807,006
116,000             Halliburton Co. ........................        3,436,500
 59,000             Schlumberger, Ltd. .....................        2,721,375
                                                               --------------
                                                                    8,964,881
                                                               --------------
                    Other Consumer Services (0.6%)
 76,560             Block (H.&R.), Inc. ....................        3,445,200
179,000             Cendant Corp.* .........................        3,412,187
 80,670             Service Corp. International ............        3,070,502
                                                               --------------
                                                                    9,927,889
                                                               --------------
                    Other Metals/Minerals (0.9%)
174,100             ASARCO, Inc. ...........................        2,622,381
290,000             Cyprus Amax Minerals Co. ...............        2,900,000
251,000             Freeport-McMoran Copper &
                      Gold, Inc. (Class B) .................        2,619,813
253,400             Inco Ltd. (Canada) .....................        2,676,537
 56,400             Phelps Dodge Corp. .....................        2,869,350
                                                               --------------
                                                                   13,688,081
                                                               --------------
                    Other Pharmaceuticals (0.2%)
 54,000             Allergan, Inc. .........................        3,496,500
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -------------------
                    Other Specialty Stores (0.8%)
105,860             AutoZone, Inc.* .......................   $    3,486,764
188,000             Pep Boys-Manny, Moe & Jack ............        2,949,250
 62,000             Staples, Inc.* ........................        2,708,625
160,000             Toys 'R' Us, Inc.* ....................        2,700,000
                                                              --------------
                                                                  11,844,639
                                                              --------------
                    Other Transportation (0.2%)
286,500             Laidlaw, Inc. (Canada) ................        2,882,906
                                                              --------------
                    Package Goods/Cosmetics (1.6%)
114,000             Alberto-Culver Co. (Class B) ..........        3,042,375
 75,000             Avon Products, Inc. ...................        3,318,750
 29,000             Clorox Co. ............................        3,387,563
 36,000             Colgate-Palmolive Co. .................        3,343,500
 58,500             Gillette Co. ..........................        2,826,281
 70,590             International Flavors &
                      Fragrances Inc. .....................        3,119,196
 64,000             Kimberly-Clark Corp. ..................        3,488,000
 36,000             Procter & Gamble Co. ..................        3,287,250
                                                              --------------
                                                                  25,812,915
                                                              --------------
                    Packaged Foods (1.8%)
 60,480             BestFoods .............................        3,220,560
 55,000             Campbell Soup Co. .....................        3,025,000
 43,000             General Mills, Inc. ...................        3,343,250
 55,000             Heinz (H.J.) Co. ......................        3,114,375
 83,570             Kellogg Co. ...........................        2,851,826
 52,000             Quaker Oats Company (The) .............        3,094,000
 93,780             Ralston-Ralston Purina Group ..........        3,036,128
112,920             Sara Lee Corp. ........................        3,182,932
 40,320             Unilever N.V. (Netherlands) ...........        3,344,040
                                                              --------------
                                                                  28,212,111
                                                              --------------
                    Paints/Coatings (0.2%)
 49,420             PPG Industries, Inc. ..................        2,878,715
106,870             Sherwin-Williams Co. ..................        3,139,306
                                                              --------------
                                                                   6,018,021
                                                              --------------
                    Paper (1.8%)
 99,770             Boise Cascade Corp. ...................        3,092,870
 71,500             Champion International Corp. ..........        2,895,750
 76,600             Fort James Corp. ......................        3,064,000
 72,530             International Paper Co. ...............        3,250,251
100,740             Mead Corp. ............................        2,952,941
 72,000             Potlatch Corp. ........................        2,655,000
 50,000             Union Camp Corp. ......................        3,375,000


    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -------------------
105,000             Westvaco Corp. ........................   $    2,815,312
104,700             Willamette Industries, Inc. ...........        3,507,450
                                                              --------------
                                                                  27,608,574
                                                              --------------
                    Photographic Products (0.2%)
 42,400             Eastman Kodak Co. .....................        3,052,800
148,000             Polaroid Corp. ........................        2,765,750
                                                              --------------
                                                                   5,818,550
                                                              --------------
                    Precious Metals (0.9%)
152,800             Barrick Gold Corp. (Canada) ...........        2,979,600
616,300             Battle Mountain Gold Co. ..............        2,542,238
291,000             Homestake Mining Co. ..................        2,673,562
148,000             Newmont Mining Corp. ..................        2,673,250
235,000             Placer Dome Inc. (Canada) .............        2,702,500
                                                              --------------
                                                                  13,571,150
                                                              --------------
                    Precision Instruments (0.4%)
 36,000             Perkin-Elmer Corp. ....................        3,512,250
103,000             Tektronix, Inc. .......................        3,096,438
                                                              --------------
                                                                   6,608,688
                                                              --------------
                    Printing Forms (0.6%)
 92,000             Deluxe Corp. ..........................        3,363,750
 75,000             Donnelley (R.R.) & Sons Co. ...........        3,285,938
259,000             Moore Corp. Ltd. (Canada) .............        2,849,000
                                                              --------------
                                                                   9,498,688
                                                              --------------
                    Property -- Casualty Insurance (1.0%)
  1,533             Berkshire Hathaway, Inc. ..............        3,602,550
 49,000             Chubb Corp. ...........................        3,178,875
 81,600             Cincinnati Financial Corp. ............        2,988,600
 21,000             Progressive Corp. .....................        3,556,875
 91,600             St. Paul Companies, Inc. ..............        3,183,100
                                                              --------------
                                                                  16,510,000
                                                              --------------
                    Railroads (0.8%)
 91,000             Burlington Northern Santa Fe
                      Corp. ...............................        3,071,250
 70,450             CSX Corp. .............................        2,923,675
100,000             Norfolk Southern Corp. ................        3,168,750
 63,000             Union Pacific Corp. ...................        2,838,938
                                                              --------------
                                                                  12,002,613
                                                              --------------
                    Recreational Products/Toys (0.6%)
140,500             Brunswick Corp. .......................        3,477,375
 94,720             Hasbro, Inc. ..........................        3,421,760
115,000             Mattel, Inc. ..........................        2,623,438
                                                              --------------
                                                                   9,522,573
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
                    Rental/Leasing Companies (0.2%)
106,000             Ryder System, Inc. .....................   $    2,756,000
                                                               --------------
                    Restaurants (0.9%)
198,000             Darden Restaurants, Inc. ...............        3,564,000
 46,000             McDonald's Corp. .......................        3,524,750
 69,000             Tricon Global Restaurants, Inc.* .......        3,458,625
134,000             Wendy's International, Inc. ............        2,922,875
                                                               --------------
                                                                   13,470,250
                                                               --------------
                    Savings & Loan Associations (0.4%)
 33,250             Golden West Financial Corp. ............        3,048,609
 94,000             Washington Mutual, Inc. ................        3,589,625
                                                               --------------
                                                                    6,638,234
                                                               --------------
                    Semiconductors (1.3%)
125,000             Advanced Micro Devices, Inc.* ..........        3,617,188
 29,000             Intel Corp. ............................        3,436,500
173,000             LSI Logic Corp.* .......................        2,789,625
 66,000             Micron Technology, Inc.* ...............        3,337,125
228,100             National Semiconductor Corp.* ..........        3,079,350
 40,000             Texas Instruments, Inc. ................        3,422,500
                                                               --------------
                                                                   19,682,288
                                                               --------------
                    Services to the Health Industry (0.6%)
110,790             HBO & Co. ..............................        3,178,288
 45,000             IMS Health Inc. ........................        3,394,688
 55,000             Shared Medical Systems Corp. ...........        2,743,125
                                                               --------------
                                                                    9,316,101
                                                               --------------
                    Shoe Manufacturing (0.4%)
 74,560             Nike, Inc. (Class B) ...................        3,024,340
186,000             Reebok International Ltd.
                      (United Kingdom)* ....................        2,766,750
                                                               --------------
                                                                    5,791,090
                                                               --------------
                    Soft Drinks (0.6%)
 41,500             Coca Cola Co. ..........................        2,775,313
 76,000             Coca-Cola Enterprises Inc. .............        2,717,000
 80,700             PepsiCo, Inc. ..........................        3,303,656
                                                               --------------
                                                                    8,795,969
                                                               --------------
                    Specialty Chemicals (1.7%)
 78,600             Air Products & Chemicals, Inc. .........        3,144,000
169,300             Engelhard Corp. ........................        3,301,350
 82,000             Goodrich (B.F.) Co. ....................        2,941,750
181,300             Grace (W. R.) & Co. ....................        2,844,144
 78,850             Great Lakes Chemical Corp. .............        3,154,000


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
123,770             Morton International, Inc. .............   $    3,032,365
 92,660             Nalco Chemical Co. .....................        2,872,460
 82,000             Praxair, Inc. ..........................        2,890,500
 97,000             Sigma-Aldrich Corp. ....................        2,837,250
                                                               --------------
                                                                   27,017,819
                                                               --------------
                    Specialty Foods/Candy (0.4%)
 45,400             Hershey Foods Corp. ....................        2,823,313
 35,250             Wrigley (Wm.) Jr. Co. (Class A) ........        3,157,078
                                                               --------------
                                                                    5,980,391
                                                               --------------
                    Specialty Insurers (0.4%)
 49,370             MBIA, Inc. .............................        3,236,821
 67,000             MGIC Investment Corp. ..................        2,667,437
                                                               --------------
                                                                    5,904,258
                                                               --------------
                    Specialty Steel (0.2%)
 69,520             Nucor Corp. ............................        3,006,740
                                                               --------------
                    Steel/Iron Ore (0.6%)
296,000             Armco Inc. .............................        1,295,000
333,000             Bethlehem Steel Corp.* .................        2,788,875
119,000             USX-U.S. Steel Group, Inc. .............        2,737,000
222,000             Worthington Industries, Inc. ...........        2,775,000
                                                               --------------
                                                                    9,595,875
                                                               --------------
                    Telecommunication Equipment (1.7%)
173,150             Andrew Corp.* ..........................        2,856,975
 76,000             Corning, Inc. ..........................        3,420,000
104,000             General Instrument Corp.* ..............        3,529,500
 31,000             Lucent Technologies Inc. ...............        3,410,000
 55,000             Motorola, Inc. .........................        3,358,438
 67,000             Northern Telecom Ltd. (Canada) .........        3,358,375
157,000             Scientific-Atlanta, Inc. ...............        3,581,562
 50,000             Tellabs, Inc.* .........................        3,428,125
                                                               --------------
                                                                   26,942,975
                                                               --------------
                    Telecommunications (0.2%)
103,000             Frontier Corp. .........................        3,502,000
                                                               --------------
                    Textiles (0.2%)
 66,470             Springs Industries, Inc. (Class A)......        2,754,351
                                                               --------------
                    Tobacco (0.6%)
 65,000             Philip Morris Companies, Inc. ..........        3,477,500
101,000             RJR Nabisco Holdings Corp. .............        2,998,437
101,000             UST, Inc. ..............................        3,522,375
                                                               --------------
                                                                    9,998,312
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued


 NUMBER OF
  SHARES                                                        VALUE
----------                                                -----------------
             Tools/Hardware (0.8%)
 60,500      Black & Decker Corp. .....................   $    3,391,781
 73,000      Briggs & Stratton Corp. ..................        3,640,875
 91,640      Snap-On, Inc. ............................        3,190,218
 98,000      Stanley Works ............................        2,719,500
                                                          --------------
                                                              12,942,374
                                                          --------------
             Wholesale Distributor (0.4%)
 70,000      Grainger (W.W.), Inc. ....................        2,913,750
313,000      IKON Office Solutions, Inc. ..............        2,680,063
                                                          --------------
                                                               5,593,813
                                                          --------------
             TOTAL COMMON STOCKS
             (Identified Cost $1,007,964,300)..........    1,572,440,149
                                                          --------------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                   VALUE
-----------                                            -----------------
              SHORT-TERM INVESTMENT (0.2%)
              REPURCHASE AGREEMENT
$  2,716      The Bank of New York 4.00%
                due 01/04/99 (dated 12/31/98;
                proceeds $2,717,645) (a)
                (Identified Cost $2,716,438)........   $    2,716,438
                                                       --------------


TOTAL INVESTMENTS
(Identified Cost $1,010,680,738) (b).       100.1%      1,575,156,587
LIABILITIES IN EXCESS OF OTHER
ASSETS ..............................       ( 0.1)         (1,220,572)
                                            -----       -------------
NET ASSETS ..........................       100.0%     $1,573,936,015
                                            =====      ==============

--------------------------------
 ADR    American Depository Receipt.
  *     Non-income producing security.
 (a) Collateralized by $2,742,060 U.S. Treasury Note 6.75% due 06/30/99 valued at $2,770,767.
 (b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $631,165,516 and the aggregate gross unrealized depreciation is $66,689,667, resulting in net unrealized appreciation of $564,475,849.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
   (identified cost $1,010,680,738)..............   $1,575,156,587
Receivable for:
     Investments sold ...........................       39,242,244
     Dividends ..................................        2,124,841
     Shares of beneficial interest sold .........          883,192
Prepaid expenses and other assets ...............          134,338
                                                    --------------
     TOTAL ASSETS ...............................    1,617,541,202
                                                    --------------
LIABILITIES:
Payable for:
     Investments purchased ......................       38,252,881
     Shares of beneficial interest
        repurchased .............................        2,224,999
     Dividends and distributions to
        shareholders ............................        1,286,595
     Plan of distribution fee ...................        1,049,639
     Investment management fee ..................          601,009
Accrued expenses and other payables .............          190,064
                                                    --------------
     TOTAL LIABILITIES ..........................       43,605,187
                                                    --------------
     NET ASSETS .................................   $1,573,936,015
                                                    ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................   $  932,468,418
Net unrealized appreciation .....................      564,475,849
Accumulated undistributed net investment
   income .......................................          453,494
Accumulated undistributed net realized
   gain .........................................       76,538,254
                                                    --------------
     NET ASSETS .................................   $1,573,936,015
                                                    ==============
CLASS A SHARES:
Net Assets ......................................      $20,288,984
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................          568,781
     NET ASSET VALUE PER SHARE ..................           $35.67
                                                            ======
     MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of net
        asset value) ............................           $37.65
                                                            ======
CLASS B SHARES:
Net Assets ......................................   $1,489,240,160
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................       41,699,258
     NET ASSET VALUE PER SHARE ..................           $35.71
                                                            ======
CLASS C SHARES:
Net Assets ......................................       $9,978,567
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................          280,370
     NET ASSET VALUE PER SHARE ..................           $35.59
                                                            ======
CLASS D SHARES:
Net Assets ......................................      $54,428,304
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................        1,524,650
     NET ASSET VALUE PER SHARE ..................           $35.70
                                                            ======

STATEMENT OF OPERATIONS
For the six months ended December 31, 1998 (unaudited)


NET INVESTMENT INCOME:
INCOME
Dividends (net of $33,914 foreign
   withholding tax) ...............................   $ 13,116,424
Interest ..........................................         74,047
                                                      ------------
     TOTAL INCOME .................................     13,190,471
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         23,188
Plan of distribution fee (Class B shares) .........      6,237,523
Plan of distribution fee (Class C shares) .........         44,492
Investment management fee .........................      3,534,330
Transfer agent fees and expenses ..................        692,122
S&P license fee ...................................        115,845
Registration fees .................................         55,307
Custodian fees ....................................         50,831
Shareholder reports and notices ...................         30,710
Professional fees .................................         26,568
Trustees' fees and expenses .......................          6,296
Other .............................................         12,770
                                                      ------------
     TOTAL EXPENSES ...............................     10,829,982
                                                      ------------
     NET INVESTMENT INCOME ........................      2,360,489
                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................     99,999,004
Net change in unrealized appreciation .............   (110,810,400)
                                                      ------------
     NET LOSS .....................................    (10,811,396)
                                                      ------------
NET DECREASE ......................................   $ (8,450,907)
                                                      ============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE SIX        FOR THE YEAR
                                                           MONTHS ENDED          ENDED
                                                        DECEMBER 31, 1998    JUNE 30, 1998*
                                                       ------------------- -----------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................   $    2,360,489     $    5,866,647
Net realized gain ....................................       99,999,004        114,426,479
Net change in unrealized appreciation ................     (110,810,400)       185,461,139
                                                         --------------     --------------
   NET INCREASE (DECREASE) ...........................       (8,450,907)       305,754,265
                                                         --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares .....................................         (180,719)           (63,581)
  Class B shares .....................................       (4,196,032)        (5,643,366)
  Class C shares .....................................          (31,600)           (16,505)
  Class D shares .....................................         (591,644)          (276,561)
Net realized gain
  Class A shares .....................................       (1,373,528)          (358,348)
  Class B shares .....................................     (102,029,801)       (53,722,119)
  Class C shares .....................................         (676,323)          (148,997)
  Class D shares .....................................       (3,651,949)        (1,403,319)
                                                         --------------     --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................     (112,731,596)       (61,632,796)
                                                         --------------     --------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................       (5,006,235)        86,265,916
                                                         --------------     --------------
   NET INCREASE (DECREASE) ...........................     (126,188,738)       330,387,385
NET ASSETS:
Beginning of period ..................................    1,700,124,753      1,369,737,368
                                                         --------------     --------------
   END OF PERIOD
  (Including undistributed net investment income of
   $453,494 and $3,092,922, respectively).............   $1,573,936,015     $1,700,124,753
                                                         ==============     ==============

---------------------
*  Class A, Class C and Class D shares were issued July 28, 1997.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets exceeding $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $64,225,725 at December 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $183, $802,155 and $2,531, respectively and received $19,896 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 1998 aggregated $116,570,002 and $226,248,184, respectively. Included in the aforementioned are sales of U.S. Government securities of $2,203,484.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $31,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

years of service. At December 31, 1998, the Fund had an accrued pension liability of $73,263 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                    FOR THE SIX                         FOR THE YEAR
                                                                    MONTHS ENDED                           ENDED
                                                                 DECEMBER 31, 1998                    JUNE 30, 1998+*
                                                        ------------------------------------ ----------------------------------
                                                                    (unaudited)
                                                              SHARES             AMOUNT             SHARES            AMOUNT
                                                        ------------------ -----------------   ---------------- -----------------
CLASS A SHARES
Sold ................................................          118,744      $    4,190,083           566,344     $   20,580,505
Reinvestment of dividends and distributions .........           41,964           1,425,933            10,591            362,114
Redeemed ............................................          (68,839)         (2,438,362)         (100,023)        (3,787,323)
                                                               -------      --------------          --------     --------------
Net increase -- Class A .............................           91,869           3,177,654           476,912         17,155,296
                                                               -------      --------------          --------     --------------
CLASS B SHARES
Sold ................................................        1,903,790          68,006,951         7,625,465        274,194,911
Reinvestment of dividends and distributions .........        2,852,816          97,081,343         1,584,986         54,222,347
Redeemed ............................................       (5,310,083)       (187,241,841)       (7,463,240)      (270,820,041)
                                                            ----------      --------------        ----------     --------------
Net increase (decrease) -- Class B ..................         (553,477)        (22,153,547)        1,747,211         57,597,217
                                                            ----------      --------------        ----------     --------------
CLASS C SHARES
Sold ................................................           72,116           2,569,008           275,286         10,002,911
Reinvestment of dividends and distributions .........           20,139             682,912             4,390            150,050
Redeemed ............................................          (45,281)         (1,582,321)          (46,280)        (1,694,447)
                                                            ----------      --------------        ----------     --------------
Net increase -- Class C .............................           46,974           1,669,599           233,396          8,458,514
                                                            ----------      --------------        ----------     --------------
CLASS D SHARES
Sold ................................................          359,330          12,656,625           345,098         12,600,125
Reinvestment of dividends and distributions .........          121,897           4,144,486            49,109          1,679,529
Acquisition of Dean Witter Retirement Series --
 Value-Added Market Series ..........................          314,649          10,413,842             --               --
Redeemed ............................................         (415,975)        (14,914,894)         (301,496)       (11,224,765)
                                                            ----------      --------------        ----------     --------------
Net increase -- Class D .............................          379,901          12,300,059            92,711          3,054,889
                                                            ----------      --------------        ----------     --------------
Net increase (decrease) in Fund .....................          (34,733)     $   (5,006,235)        2,550,230     $   86,265,916
                                                            ==========      ==============        ==========     ==============

---------------
+ On July 28, 1997, 1,052,038 shares representing $36,600,402 were transferred to Class D.
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through June 30, 1998.


6. FEDERAL INCOME TAX STATUS

As of June 30, 1998, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- VALUE-ADDED MARKET SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Value-Added Market Series ("Retirement Value-Added") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement Value-Added on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 314,649 Class D shares of the Fund at a net asset value of $33.09 per share for 1,055,958 shares of Retirement Value-Added. The net assets of the Fund and Retirement Value-Added immediately before the acquisition were $1,402,211,163 and $10,413,842, respectively, including unrealized appreciation of $3,600,118 for Retirement Value-Added. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,412,625,005.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX
                                                           MONTHS ENDED
                                                         DECEMBER 31, 1998
                                                        ------------------
                                                            (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..................    $38.54
                                                           ------
Income (loss) from investment operations:
 Net investment income ................................      0.05
 Net realized and unrealized gain (loss) ..............     (0.90)
                                                           ------
Total income (loss) from investment operations ........     (0.85)
                                                           ------
Less dividends and distributions from:
 Net investment income ................................     (0.11)
 Net realized gain ....................................     (1.87)
                                                           ------
Total dividends and distributions .....................     (1.98)
                                                           ------
Net asset value, end of period ........................    $35.71
                                                           ======
TOTAL RETURN+ .........................................      0.05%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..............................................      1.43%(2)(3)
Net investment income .................................      0.27%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions ................    $1,489
Portfolio turnover rate ...............................         7%(1)

                                                                          FOR THE YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------------------
                                                           1998*++         1997         1996        1995        1994
                                                        ------------- ------------- ----------- ----------- -----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..................       $32.96        $27.09   $23.06      $19.23      $19.17
                                                           ---------     ---------  -------     -------     -------
Income (loss) from investment operations:
 Net investment income ................................         0.13          0.17     0.18        0.19        0.14
 Net realized and unrealized gain (loss) ..............         6.89          6.41     4.23        3.88        0.30
                                                           ---------     ---------  -------     -------     -------
Total income (loss) from investment operations ........         7.02          6.58     4.41        4.07        0.44
                                                           ---------     ---------  -------     -------     -------
Less dividends and distributions from:
 Net investment income ................................        (0.14)        (0.18)   (0.26)      (0.09)      (0.09)
 Net realized gain ....................................        (1.30)        (0.53)   (0.12)      (0.15)      (0.29)
                                                           ---------     ---------  -------     -------     -------
Total dividends and distributions .....................        (1.44)        (0.71)   (0.38)      (0.24)      (0.38)
                                                           ---------     ---------  -------     -------     -------
Net asset value, end of period ........................       $38.54        $32.96   $27.09      $23.06      $19.23
                                                           =========     =========  =======     =======     =======
TOTAL RETURN+ .........................................        21.84%        24.71%   19.27%     21.41%        2.26%

RATIOS TO AVERAGE NET ASSETS :
Expenses ..............................................         1.36%         1.45%    1.51%      1.64%        1.68%
Net investment income .................................         0.35%         0.62%    0.81%      1.01%        0.86%

SUPPLEMENTAL DATA :
Net assets, end of period, in millions ................       $1,628        $1,370     $962       $642         $456
Portfolio turnover rate ...............................           18%           11%      10%        11%          19%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued


                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JULY 28, 1997*
                                                               MONTHS ENDED          THROUGH
                                                            DECEMBER 31, 1998     JUNE 30, 1998
                                                           -------------------   ---------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $38.63             $34.79
                                                               -------            -------
Income (loss) from investment operations:
 Net investment income .................................          0.14               0.30
 Net realized and unrealized gain (loss) ...............         (0.89)              5.07
                                                               -------            -------
Total income (loss) from investment operations .........         (0.75)              5.37
                                                               -------            -------
Less dividends and distributions from:
 Net investment income .................................         (0.34)             (0.23)
 Net realized gain .....................................         (1.87)             (1.30)
                                                               -------            -------
Total dividends and distributions ......................         (2.21)             (1.53)
                                                               -------            -------
Net asset value, end of period .........................        $35.67             $38.63
                                                               =======            =======
TOTAL RETURN+ ..........................................          0.36%(1)          16.01%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.84%(2)(3)        0.83%(2)
Net investment income ..................................          0.88%(2)(3)        0.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $20,289            $18,422
Portfolio turnover rate ................................             7%(1)             18%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $38.46             $34.79
                                                              -----------        --------
Income (loss) from investment operations:
 Net investment income .................................          0.02               0.04
 Net realized and unrealized gain (loss) ...............         (0.90)              5.07
                                                              -----------         --------
Total income (loss) from investment operations .........         (0.88)              5.11
                                                              -----------         --------
Less dividends and distributions from:
 Net investment income .................................         (0.12)             (0.14)
 Net realized gain .....................................         (1.87)             (1.30)
                                                              -----------         --------
Total dividends and distributions ......................         (1.99)             (1.44)
                                                              -----------         --------
Net asset value, end of period .........................        $35.59             $38.46
                                                              ===========         ========
TOTAL RETURN+ ..........................................         (0.01)%(1)         15.22%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.59%(2)(3)        1.58%(2)
Net investment income ..................................          0.13%(2)(3)        0.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $9,979             $8,977
Portfolio turnover rate ................................             7%(1)             18%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued


                                                                                  FOR THE PERIOD
                                                               FOR THE SIX        JULY 28, 1997*
                                                               MONTHS ENDED          THROUGH
                                                            DECEMBER 31, 1998     JUNE 30, 1998
                                                           -------------------   ---------------
                                                               (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $38.69               $34.79
                                                            --------              -------
Income (loss) from investment operations:
 Net investment income .................................        0.17                 0.40
 Net realized and unrealized gain (loss) ...............       (0.87)                5.06
                                                            --------              -------
Total income (loss) from investment operations .........       (0.70)                5.46
                                                            --------              -------
Less dividends and distributions from:
 Net investment income .................................       (0.42)               (0.26)
 Net realized gain .....................................       (1.87)               (1.30)
                                                            --------              -------
Total dividends and distributions ......................       (2.29)               (1.56)
                                                            --------              -------
Net asset value, end of period .........................      $35.70               $38.69
                                                            ========              =======
TOTAL RETURN+ ..........................................        0.50%(1)            16.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.59%(2)(3)          0.58%(2)
Net investment income ..................................        1.11%(2)(3)          1.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $54,428              $44,290
Portfolio turnover rate ................................           7%(1)               18%

--------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary
and General Counsel

Kenton J. Hinchliffe
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.






MORGAN STANLEY
DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO

[GRAPHIC]

SEMIANNUAL REPORT
December 31, 1998